SUPPLEMENT dated February 1, 2022

to the SUMMARY PROSPECTUS, PROSPECTUS

and STATEMENT OF ADDITIONAL INFORMATION

dated May 1, 2021
of

Value Line Core Bond Fund

Investor Class (Ticker Symbol: VAGIX)

Effective February 8, 2022, Liane Rosenberg will assume primary responsibility for the day-to-day management of the Fund’s portfolio, following the retirement of her co-portfolio manager, Jeffrey Geffen. Ms. Rosenberg has been a portfolio manager with the Adviser since 2009 and has been one of the Fund’s portfolio managers since 2012.